N-4	Sep. 24, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Portfolio Company and Advisor/Subadvisor	Current Expenses
AST Core Fixed Income Portfolio[1] J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company Limited Western Asset Management Company, LLC	0.68%

Portfolio Companies [Table Text Block]

Portfolio Company and Advisor/Subadvisor	Current Expenses
AST Core Fixed Income Portfolio[1] J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company Limited Western Asset Management Company, LLC	0.68%

AST Core Fixed Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio[1]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company Limited Western Asset Management Company, LLC
Current Expenses [Percent]	0.68%